Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Tax benefit of loss carryforwards	$ 527	$ 486
Liabilities currently not deductible for tax	184	163
Tax credits carryforward	73	72
Unrealized loss on cash flow hedges and retirement liabilities	51	9
Other	35	40
Deferred tax assets, Gross, Total	870	770
Valuation allowance against tax benefit of loss carryforwards	(454)	(444)
Other valuation allowance	(103)	(178)
Deferred Tax Assets, Net, Total	313	148
Liabilities
Tax depreciation in excess of book depreciation	135	84
Other assets book value in excess of tax value	20	22
Unrealized gain on cash flow hedges and retirement liabilities	8	28
Deferred tax liabilities, total	163	134
Net deferred tax assets	$ 150	$ 14